COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 22 - COMMITMENTS AND CONTINGENCIES

Future commitments with regards to repayment of lease liabilities are disclosed in Note 13.

Apart from the above, as of March 31, 2026, the Company had the following capital commitment:

a)	commitment to issue shares of common stock to the following service providers on or before October 31, 2026, subject to final board approval for the second and third tranches equivalent to the fixed dollar amounts as below, for services to be performed pursuant to each individual’s respective service agreement and related addendum signed with the nonemployees as disclosed in Note 21:

Financial year ended June 30, 2027:
Nam Tran	100,000
Raymond Powell	100,000
Dale Ludwig	60,000
260,000

b)	commitment to issue 1,350,000 shares of the Company’s shares of common stock to Jeremy P. Concannon, an employee, for the second tranche for a twelve-month service period from August 1, 2025, which was due on or before August 31, 2025 and the third tranche of 1,350,000 shares of common stock for a fourteen-month period commencing August 1, 2026, both being subject to final board approval and pursuant to the service agreement signed as disclosed in Note 21.

c)	commitment to cancel 375,000 shares of common stock pursuant to a service agreement and a service and stock cancellation agreement with EMGTA LLC as disclosed in Note 15.

d)	quarterly committed payments of $62,500, to be paid in advance for the period from April 2026 to December 2026 to support a 3-year performance testing project titled “Structural Capacity of Sustainable Pavement” pursuant to an agreement entered with NCAT at Auburn University on June 27, 2024.

e)	commitment to issue 4,656,550 shares of common stock to Aegis Ventures Limited pursuant to the terms of the consulting services agreement that the Company through its wholly-owned subsidiary Verde Renewables entered into with AUM on November 29, 2024, within three days following the Company’s listing on the NASDAQ.

f)	commitment pursuant to the terms of the C-Twelve Agreement dated May 19, 2025 and its’ addendum dated October 8, 2025 entered into by the Company’s wholly-owned subsidiary, Verde Renewables, with C-Twelve, (i) to allocate to C-Twelve a royalty equal to three percent (3%) of all future carbon removal credits generated through the use of Verde-C-Twelve intellectual properties, (ii) to pay an additional license fee of $1,000,000 for the expanded territories of Mexico and Canada, and (iii) to provide a loan to C-Twelve in an amount not less than $2,000,000 (the “C-Twelve Loan”), with interest accruing at the lowest applicable federal rate, within thirty (30) days of our common stock being successfully listed on a U.S. national exchange, provided that if such funding is not achieved by July 31, 2026, C-Twelve shall have the right, on ten (10) business days’ notice, to hold us in breach of the Joint Development Agreement.

g)	commitment to provide Ergon with forty percent (40%) of its share of the carbon removal credits generated from the mixing of the final carbon sequestering BioAsphalt™ surface material, so long as the carbon removal credits are generated from bulk mixing or packaged mixed product, and the mixing of the final BioAsphalt™ surface material includes biochar purchased from the Company.

h)	Commitment to issue shares to Michelle Yanez based on a monthly fixed dollar amount of $4,750, subject to final board approval and pursuant to the Yanez Agreement as disclosed in Note 21.

As of March 31, 2026, the Company has no material contingencies.

NOTE 22 - COMMITMENTS AND CONTINGENCIES

Future commitments with regards to repayment of lease liabilities are disclosed in Notes 14.

Apart from the above, as of June 30, 2025, the Company had the following commitments:

a) commitment to issue shares of Common Stock to the following service providers on or before October 31, 2025 and 2026, subject to final board approval for the second and third tranches respectively as below, for services to be performed pursuant to the Service Agreements signed with nonemployees as disclosed in Note 15 and Note 21:

Number of shares to be issued
Financial year ended June 30, 2026
Nam Tran	1,000,000
Raymond Powell #	1,000,000
Dale Ludwig	700,000
2,700,000
Financial year ended June 30, 2027:
Nam Tran	1,000,000
Raymond Powell	1,000,000
Dale Ludwig	600,000
2,600,000

#	issued on July 1, 2025.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

b) commitment to cancel 375,000 shares of Common Stock pursuant to the Service Agreement signed and Service and Stock Cancellation Agreement as disclosed in Note 15.

c) quarterly committed payments, to be paid in advance of $62,500 for period from July 2025 to September 2026 to support a 3-year Performance Testing Project titled “Structural Capacity of Sustainable Pavement” pursuant to an agreement entered with The National Center for Asphalt Technology at Auburn University (“NCAT”) on June 27, 2024.

d) commitment to issue 4,656,550 shares of Common Stock to Aegis Ventures Limited pursuant to the terms of the consulting services agreement that the Company through its wholly-owned subsidiary Verde Renewables, Inc. entered into with AUM on November 29, 2024, within three days following the Company’s listing on the Nasdaq.

e) commitment to issue shares of Common Stock, comprising of 7,744,445 shares of Common Stock, comprising 4,444,445 shares of Common Stock for $400,000 at $0.09 per share to one non-U.S. shareholder and 3,300,000 shares of Common Stock for $264,000 at $0.08 per share to one non-U.S. shareholder and seven U.S. shareholders and the committed common shares was subsequently issued on July 1, 2025.

f) Commitment to pay C-Twelve the remaining 50% of the sign-on fee or $150,000 on or before September 30, 2025 pursuant to the terms of the C-Twelve Agreement that the Company through its wholly-owned subsidiary Verde Renewables, Inc. entered into with C-Twelve on May 19, 2025. Pursuant to the terms of the C-Twelve Agreement, the Company will also allocate to C-Twelve a royalty equal to three percent (3%) of all future carbon removal credits generated through the use of Verde-C12 IPs, provide a loan to C-Twelve in an amount not less than USD $2,000,000 (the Loan), with interest accruing at the lowest applicable federal rate and pay the Loan to C-Twelve within 30 days following the Company’s successful uplisting from OTC to a National Exchange.

As of June 30, 2025, the Company has no material contingencies.